Leases - Summary of Lease Related Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Operating lease cost	$ 596	$ 536	$ 2,143	$ 2,143
Variable lease cost	104	104	409	425
Operating lease expense	$ 700	$ 640	$ 2,552	$ 2,568